Finance expense, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest expense	$ (26)	$ (24)
Interest income on cash and cash equivalents	44	47
Interest Income On Duty Deposits Receivable, Net Of Interest Expense	19	27
Finance Expense On Employee Future Benefits	(3)	1
Finance income (cost)	$ 34	$ 51